Deferred Credits and Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Summary of Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Contract liabilities and unearned revenues - non-current	5,625	8,206
Provision for asset retirement obligations	1,752	1,164
Accrual of capital expenditures under long-term financing(1)	44	198
Others	54	39
	7,475	9,607

(1) Represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year. Such accruals are settled through refinancing from long-term loans obtained from the banks. See Note 20 – Interest-bearing Financial Liabilities.

Summary of Changes to Provision for Asset Retirement Obligations

The following table summarizes the changes to provision for asset retirement obligations for the years ended December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,164	1,514
Revaluation due to change in IBR	515	(175)
Capitalized to ROU assets during the year	73	163
Accretion expenses	54	63
Reclassification to liabilities associated with assets classified as held-for-sale	—	(369)
Settlement of obligations and others	(3)	(2)
Change in assumptions	(51)	(30)
Provision for asset retirement obligations at end of the year	1,752	1,164